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                                                       KATHRYN S. COHEN

                                                       kathryn.cohen@dechert.com
                                                       +1 617 728 7165 Direct
                                                       +1 617 275 8415 Fax

November 5, 2008

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: THE HARTFORD MUTUAL FUNDS, INC., FILE NOS. 333-02381/811-07589

Dear Sir or Madam:

Please be advised that in lieu of filing a copy of the form of Prospectus and the Amended and Restated Combined Statement of Additional Information (the "SAI") being used in connection with the offering of Class R3, Class R4 and Class R5 shares of The Hartford Target Retirement 2015 Fund, The Hartford Target Retirement 2025 Fund, The Hartford Target Retirement 2035 Fund, The Hartford Target Retirement 2040 Fund, The Hartford Target Retirement 2045 Fund and The Hartford Target Retirement 2050 Fund, each a new series of The Hartford Mutual Funds, Inc. (the "Registrant") under Rule 497(c) under the Securities Act of 1933, as amended (the "1933 Act"), we hereby certify the following pursuant to Rule 497(j) under the 1933 Act:

     1. that the form of Prospectus and the SAI that would have been filed under Rule 497(c) of the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 74 to the Registrant's registration statement (the "Amendment") filed on October 29, 2008; and

     2. that the text of the Amendment was filed electronically with the U.S. Securities and Exchange Commission on October 29, 2008 as part of Post-Effective Amendment No. 74 under the 1933 Act to the Registrant's registration statement.

No fees are required in connection with this filing. If you have any questions concerning this filing, please do not hesitate to contact the undersigned at 617.728.7165.

                                        Very truly yours,


                                        /s/ Kathryn S. Cohen
                                        ----------------------------------------
                                        Kathryn S. Cohen

cc: Kevin M. Bopp, Esq.

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